Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	12. Subsequent Events Subsequent events have been reviewed through the date these financial statements were available to be issued.	20. Subsequent Events Subsequent events have been reviewed through the date these financial statements were available to be issued.